Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Summary of Bank Loans

Type of loans	Period and payment term	December 31, 2024	December 31, 2025
		NT$000	NT$000
Government granted bank loans	Borrowing period is from March 11, 2020 to February 15, 2035; interest is repayable monthly; principal is repayable monthly from March 15, 2023	13,790,193	12,786,299
Less: Unamortized interest on government granted bank loans		(31,612)	(21,609)
Less: Current portion		(3,326,042)	(2,896,893)
		10,432,539	9,867,797
Interest rate range		1.325%~1.875%	1.525%~1.975%
Unused credit lines of long-term bank loans
NT$000		7,863,170	4,350,170
a)
On January 1, 2019, Ministry of Economic Affairs, ROC (“MOEA”) implemented the Action Plan for Welcoming Overseas Taiwanese Businesses to Return to Invest in Taiwan and companies are subsidized with preferential interest loans for qualified investment projects. The Company has obtained the qualification from the MOEA, and signed loan agreements with financial institutions during January 2020 and December 2024 with the line of credit amounted to NT$25.44 billion and terms from seven to ten years. Funding from these loans was used to invest in machineries, equipment and plant expansions and broaden the Company’s working capital.